Income Taxes (Detail Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating loss carryforwards	3
HK [Member]
Operating loss carry forwards, Expiration date	Dec. 31, 2019
Effective income tax rate for foreign countries	16.50%	16.50%	16.50%
PRC [Member]
Effective income tax rate for foreign countries	25.00%	25.00%